15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mineral exploration expenses	[1]	$ 279,349	$ 61,616	$ 66,492
Portugal
Non-current assets		390,609	209,886
Mineral exploration expenses		279,349	33,260
Kosovo
Non-current assets		1	0
Mineral exploration expenses		0	28,356
Finland
Non-current assets		614,113	682,644
Canada
Non-current assets		224,799	154,292
All
Non-current assets		1,229,522	1,046,822
Mineral exploration expenses		$ 279,349	$ 61,616

[1]	Note 5.